Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
8.	INCOME TAXES

Income tax expense (benefit) for the years ended September 30, 2011, 2010, and 2009 consisted of the following:

	2011	2010	2009
Current	(Dollars in thousands)
Federal	$25,889	$31,252	$32,590
State	2,707	2,807	2,788
	28,596	34,059	35,378
Deferred
Federal	(8,933)	3,209	3,285
State	(714)	257	263
	(9,647)	3,466	3,548
	$18,949	$37,525	$38,926

The Company's effective tax rates were 33.0%, 35.6%, and 37.0% for the years ended September 30, 2011, 2010, and 2009, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$20,073	35.0%	$36,878	35.0%	$36,828	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	1,993	3.4	3,064	2.9	3,051	2.9
Net tax-exempt interest income	(577)	(1.0)	(624)	(0.6)	(579)	(0.6)
Change in cash surrender value of BOLI	(638)	(1.1)	(421)	(0.4)	(406)	(0.4)
Low income housing tax credits	(1,397)	(2.4)	(1,209)	(1.1)	(1,013)	(1.0)
Other	(505)	(0.9)	(163)	(0.2)	1,045	1.1
	$18,949	33.0%	$37,525	35.6%	$38,926	37.0%

Deferred income tax (benefit) expense results from temporary differences in the recognition of revenue and expenses for tax and financial statement purposes. The sources of these differences and the tax effect of each as of September 30, 2011, 2010, and 2009 were as follows:

	2011	2010	2009
	(Dollars in thousands)
Foundation contribution	$(12,824)	$--	$--
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty	--	1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
	$(9,647)	$3,466	$3,548

The components of the net deferred income tax (liabilities) assets as of September 30, 2011 and 2010 are as follows:

	2011	2010
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$12,824	$--
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950

Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670

Deferred income tax liabilities:
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914

Net deferred tax liabilities	$(20,447)	$(33,244)

The Company assesses the available positive and negative evidence surrounding the recoverability of its deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2011, the Company had a valuation allowance of $2.1 million related to the Kansas state tax portion of the Foundation contribution and the net operating losses generated by the Company's consolidated Kansas corporate income tax return. As of September 30, 2010, the Company had a valuation allowance of $280 thousand related to the net operating losses generated by the Company's consolidated Kansas corporate income tax return. The Company's consolidated Kansas corporate income tax return at September 30, 2011 and 2010 does not include the Bank, as the Bank files a Kansas privilege tax return.  Based on the nature of the operations of the companies included in the consolidated Kansas corporate return, management believes there will not be sufficient taxable income to fully utilize the deferred tax assets noted above; therefore a valuation allowance was established for the related amounts at September 30, 2011 and 2010.

ASC 740 Income Taxes prescribes a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit to recognize in the financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended September 30, 2011, 2010, and 2009 is as follows.  The amounts have not been reduced by the federal deferred tax effects of unrecognized tax benefits.

	2011	2010	2009
	(Dollars in thousands)
Balance at beginning of year	$114	$2,848	$2,409
Additions for tax positions related to the current year	--	--	109
Additions for tax positions of prior years	3	28	888
Reductions for tax positions of prior years	(49)	(195)	--
Reductions relating to settlement with taxing authorities	--	--	(97)
Lapse of statute of limitations	--	(2,567)	(461)
Balance at end of year	$68	$114	$2,848

If realized, the unrecognized tax benefits at September 30, 2011 would impact the effective tax rate.  After the related deferred tax effects, realization of those benefits would reduce income tax expense by $20 thousand.  Included in the unrecognized tax benefits in the table above were accrued penalties and interest of $20 thousand, $17 thousand, and $763 thousand for the years ended September 30, 2011, 2010, and 2009, respectively.  Estimated penalties and interest for the years ended September 30, 2011 and 2009 was $2 thousand and $87 thousand.  The net reversal of penalties and interest expense due to the lapse of statute of limitations for the years ended September 30, 2010 was $463 thousand.  Estimated penalties and interest are included in income tax expense in the consolidated statements of income.  It is reasonably possible that decreases in gross unrecognized tax benefits totaling less than $10 thousand may occur in fiscal year 2012 as a result of a lapse in the applicable statute of limitations.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas, as well as other states where it has nexus.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2008.